Taxes - Reconciliation of the income tax expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes.
Net income before income tax	$ 30,707,415	$ 36,898,946	$ 54,163,418
Statutory tax rate	35.00%	35.00%	35.00%
Income tax at statutory rate	$ 10,747,595	$ 12,914,631	$ 18,957,196
Effective tax rate reconciliation items:
Adjustment - IAS 12.41	1,096,113	(2,032,193)	1,946,269
Non-deductible expenses	290,009	646,616	448,433
Rate differential adjustment	(442,135)	(1,630,935)	(670,080)
Non-taxable income	(1,204,985)	(1,080,149)	(739,243)
Prior years' taxes	(21,806)	77,022	17,421
Foreign currency translation and exchange difference	124,753	577,949	(82,028)
Tax discounts and tax credit	(11,309)	(18,215)	(184,054)
Others	244,662	119,154	(71,057)
Effect of recognition of shares of McDermott International, Ltd.	(124,478)
Effect of tax reform	1,510,121	1,941,995	(658,919)
Income tax expenses	$ 12,208,540	$ 11,515,875	$ 18,963,938
Effective tax rate	39.80%	31.20%	35.00%
Current	$ 8,954,180	$ 12,867,278	$ 16,801,363
Deferred	3,254,360	(1,351,403)	2,162,575
Income tax expenses	$ 12,208,540	$ 11,515,875	$ 18,963,938